UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-750

Exact name of registrant as specified in charter:	Delaware Group Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Large Cap Value Fund

February 28, 2007

	Number of
	Shares	Value
Common Stock – 97.41%
Consumer Discretionary – 9.19%
Gap	2,174,300	$ 41,724,817
*Limited Brands	1,472,600	40,761,568
Mattel	1,835,100	47,730,951
		130,217,336
Consumer Staples – 9.48%
*Heinz (H.J.)	981,800	45,035,166
Kimberly-Clark	647,000	44,067,170
*Safeway	1,308,700	45,241,759
		134,344,095
Energy – 5.77%
Chevron	609,800	41,838,378
ConocoPhillips	609,500	39,873,490
		81,711,868
Financials – 23.10%
Allstate	666,800	40,048,008
*Aon	1,212,600	45,654,390
Chubb	781,700	39,905,785
Hartford Financial Services Group	449,100	42,466,896
*Huntington Bancshares	1,678,000	38,845,700
Morgan Stanley	568,600	42,599,512
*Wachovia	725,100	40,148,787
*Washington Mutual	873,300	37,621,764
		327,290,842
Health Care – 18.79%
*Abbott Laboratories	873,700	47,721,494
Baxter International	942,400	47,129,424
*Bristol-Myers Squibb	1,731,500	45,694,285
Merck	1,063,600	46,968,576
Pfizer	1,452,685	36,259,018
Wyeth	866,000	42,364,720
		266,137,517
Industrials – 5.87%
Donnelley (R.R.) & Sons	1,245,000	45,044,100
Waste Management	1,118,200	38,074,710
		83,118,810
Information Technology – 12.46%
*Hewlett-Packard	1,057,000	41,624,660
*Intel	2,158,900	42,854,165
International Business Machines	497,200	46,244,572
†Seagate Technology	3,000	0
†Xerox	2,651,700	45,794,859
		176,518,256
Materials – 3.28%
duPont (E.I.) deNemours	916,600	46,517,450
		46,517,450
Telecommunications – 6.14%
AT&T	1,249,100	45,966,880
Verizon Communications	1,097,400	41,075,682
		87,042,562
Utilities – 3.33%
*Progress Energy	965,200	47,159,672
		47,159,672
Total Common Stock (cost $1,121,276,591)		1,380,058,408

	Principal
	Amount
Repurchase Agreements – 2.56%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $19,390,827,
collateralized by $6,419,000 U.S. Treasury Notes 3.50%
due 2/15/10, market value $6,244,730, $4,722,000
U.S. Treasury Notes 4.00% due 4/15/10, market value
$4,722,567, $6,494,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $6,725,437 and $2,077,000
U.S. Treasury Notes 6.125% due 8/15/07, market
value $2,093,082)	$19,388,000	19,388,000

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $6,601,961,
collateralized by $6,774,000 U.S. Treasury Bills
due 4/12/07, market value $6,733,894)	6,601,000	6,601,000

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $10,314,504,
collateralized by $10,164,000 U.S. Treasury Notes 5.50%
due 5/15/09, market value $10,523,178)	10,313,000	10,313,000
Total Repurchase Agreements (cost $36,302,000)		36,302,000

Total Value of Securities Before Securities Lending Collateral – 99.97%
(cost $1,157,578,591)		1,416,360,408

Securities Lending Collateral** – 3.46%
Short-Term Investments – 3.46%
Fixed Rate Notes – 0.79%
Citigroup Global Markets 5.32% 3/1/07	9,958,077	9,958,077
ING Bank 5.33% 7/9/07	1,232,378	1,232,378
		11,190,455
•Variable Rate Notes – 2.67%
ANZ National 5.32% 3/31/08	246,476	246,476
Australia New Zealand 5.32% 3/31/08	1,232,378	1,232,378
Bank of New York 5.31% 3/31/08	985,903	985,903
Barclays 5.31% 5/18/07	1,725,329	1,725,329
Bayerische Landesbank 5.37% 3/31/08	1,232,378	1,232,378
Bear Stearns 5.38% 8/31/07	1,725,329	1,725,329
BNP Paribas 5.33% 3/31/08	1,232,378	1,232,378
Calyon 5.33% 8/14/07	616,189	616,189
Canadian Imperial Bank
5.32% 3/31/08	862,665	862,665
5.33% 8/15/07	985,903	985,903
CDC Financial Products 5.36% 3/30/07	1,602,092	1,602,092
Citigroup Global Markets 5.38% 3/7/07	1,602,092	1,602,092
Commonwealth Bank 5.32% 3/31/08	1,232,378	1,232,378
Deutsche Bank 5.34% 8/20/07	1,725,329	1,725,329
Dexia Bank 5.33% 9/28/07	1,725,271	1,725,075
Goldman Sachs Group 5.45% 2/29/08	1,602,092	1,602,092
Marshall & Ilsley Bank 5.30% 3/31/08	1,355,616	1,355,616
Merrill Lynch Mortgage Capital 5.41% 3/8/07	1,602,092	1,602,092
Morgan Stanley 5.49% 3/31/08	1,602,092	1,602,092
National Australia Bank 5.31% 3/7/07	1,528,149	1,528,149
National City Bank 5.32% 3/2/07	1,478,987	1,478,987
National Rural Utilities 5.31% 3/31/08	1,947,158	1,947,158
Nordea Bank, New York 5.31% 5/16/07	616,188	616,182
Nordea Bank, Norge 5.33% 3/31/08	1,232,378	1,232,378
Royal Bank of Scotland Group 5.31% 3/31/08	1,232,378	1,232,378
Societe Generale 5.29% 3/31/08	616,189	616,189
Sun Trust Bank 5.33% 7/30/07	1,602,092	1,602,092
Toronto Dominion 5.32% 5/29/07	1,478,854	1,478,854

Wells Fargo 5.33% 3/31/08	1,232,378	1,232,378
		37,858,531
Total Securities Lending Collateral (cost $49,048,986)		49,048,986

Total Value of Securities – 103.43%
(cost $1,206,627,577)		1,465,409,394	©
Obligation to Return Securities Lending Collateral** (3.46%)		(49,048,986)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.03%		449,595
Net Assets Applicable to 68,816,493 Shares Outstanding – 100.00%		$1,416,810,003

†Non-income producing security for the period ended February 28, 2007.
*Fully or partially on loan.
**See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of February 28, 2007.
©Includes $48,189,570 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,208,993,022
Aggregate unrealized appreciation	$258,542,321
Aggregate unrealized depreciation	(2,125,949)
Net unrealized appreciation	$256,416,372

For federal income tax purposes, at November 30, 2006, capital loss carryforwards of $14,963,116 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,971,824 expires in 2009 and $6,991,292 expires in 2010.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2007, the value of securities on loan was $48,189,570, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event Note
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Value Fund

February 28, 2007
	Number of
	Shares	Value
Common Stock – 95.69%
Consumer Discretionary – 9.17%
Gap	938,700	$18,013,653
Limited Brands	652,500	18,061,200
Mattel	722,200	18,784,422
		54,859,275
Consumer Staples – 8.78%
Heinz (H.J.)	380,100	17,435,187
Kimberly-Clark	262,100	17,851,631
Safeway	499,000	17,250,430
		52,537,248
Energy – 6.03%
Chevron	261,800	17,962,098
ConocoPhillips	276,300	18,075,546
		36,037,644
Financials – 23.75%
Allstate	296,200	17,789,772
Aon	492,200	18,531,330
Chubb	346,100	17,668,405
Hartford Financial Services Group	188,600	17,834,016
Huntington Bancshares	766,300	17,739,845
Morgan Stanley	220,100	16,489,892
Wachovia	322,800	17,873,436
Washington Mutual	419,700	18,080,676
		142,007,372
Health Care – 18.07%
Abbott Laboratories	343,900	18,783,818
Baxter International	358,600	17,933,586
Bristol-Myers Squibb	675,500	17,826,445
Merck & Co.	412,800	18,229,248
Pfizer	694,900	17,344,704
Wyeth	366,600	17,934,072
		108,051,873
Industrials – 5.96%
Donnelley (R.R.) & Sons	492,500	17,818,650
Waste Management	522,800	17,801,340
		35,619,990
Information Technology – 11.81%
Hewlett-Packard	445,600	17,547,728
Intel	887,600	17,618,860
International Business Machines	189,200	17,597,492
†Xerox	1,035,300	17,879,631
		70,643,711
Materials – 3.01%
duPont (E.I.) deNemours	355,000	18,016,250
		18,016,250
Telecommunications – 6.07%
AT&T	492,200	18,112,960
Verizon Communications	485,400	18,168,522
		36,281,482
Utilities – 3.04%
Progress Energy	371,600	18,156,376
		18,156,376
Total Common Stock (cost $491,123,424)		572,211,221

	Principal
	Amount
Repurchase Agreements – 4.35%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $13,879,024,
collateralized by $4,594,000 U.S. Treasury Notes 3.50%
due 2/15/10, market value $4,469,811, $3,380,000
U.S. Treasury Notes 4.00% due 4/15/10,
market value $3,380,287, $4,648,000
U.S. Treasury Notes 6.00% due 8/15/09, market value
$4,813,888 and $1,487,000 U.S. Treasury Notes 6.125%
due 8/15/07, market value $1,498,172)	$13,877,000	13,877,000

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $4,725,688,
collateralized by $4,848,000 U.S. Treasury Bills
due 4/12/07, market value $4,819,941)	4,725,000	4,725,000

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $7,383,077,
collateralized by $7,275,000 U.S. Treasury Notes 5.50%
due 5/15/09, market value $7,532,209)	7,382,000	7,382,000
Total Repurchase Agreements (cost $25,984,000)		25,984,000

Total Value of Securities – 100.04%
(cost $517,107,424)		598,195,221
Liabilities Net of Receivables and Other Assets (See Notes) – (0.04%)		(230,060)
Net Assets Applicable to 44,679,640 Shares Outstanding – 100.00%		$597,965,161

†Non-income producing security for the period ended February 28, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$518,329,381
Aggregate unrealized appreciation	80,375,393
Aggregate unrealized depreciation	(509,553)
Net unrealized appreciation	$79,865,840

3. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Event Note
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: